Subsequent Events (Details) - USD ($)							1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 04, 2023	Apr. 26, 2023	Apr. 18, 2023	Apr. 01, 2023	Mar. 08, 2023	Feb. 19, 2021	Oct. 27, 2023	Apr. 26, 2023	Feb. 22, 2023	Oct. 17, 2022	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jul. 12, 2023	Mar. 01, 2023	Jan. 19, 2023	Oct. 28, 2022	Oct. 04, 2022	Aug. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent events, description													On January 2, 2023, Timothy R. Oakes, the Chief Financial Officer (“CFO”) of the Company, notified the Company that he would resign as CFO effective as of February 28, 2023 (the “Effective Date”) to pursue other opportunities.
Nasdaq deficiency notices description													the Company received a deficiency letter from the Staff of Nasdaq notifying the Company that, for the previous 30 consecutive business days, the bid price for its Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under the Minimum Bid Requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock had to be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercised its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G).
Due to nonpayment of litigation												$ 300,000
Common stock, authorized shares (in Shares)												10,000,000	5,000,000							2,500,000
Junior secured note												$ 3,000,000	$ 3,000,000
Buyer shares issuable (in Shares)													444
Sale of shares (in Shares)						27,778				435
Net proceeds				$ 1,600,000									$ 15,000,000
Commissions and fees				$ 48,000									$ 468,000
Common stock warrants issued (in Shares)												375,629	1,338,462
Storage fee												$ 25,000
Warrant purchase shares (in Shares)												750,000	750,000
Purchase shares of common stock (in Shares)													230,769						71,139
Share price (in Dollars per share)													$ 1			$ 1	$ 1	$ 1
Warrant increased amount												$ 3,000,000	$ 3,000,000
Equity securities gross proceeds													3,000,000
Divided cost												3,000,000	3,000,000
Gross proceeds												$ 3,000,000	$ 3,000,000
Bearing interest rate												10.00%	10.00%
Payments amount												$ 500,000
Exercise price per share (in Dollars per share)												$ 0.001
Drawn amount												$ 2,000,000
Maximum principal amount loan was increased	$ 4,000,000
Minimum [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)																			$ 13
Maximum [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)																			$ 3.45
Warrant Issuance [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)													$ 0.001
Warrant Issuance [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)												$ 1.46	1.46
Secured Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date												Dec. 31, 2023
Subsequent Event [Member]
Subsequent Events [Line Items]
Due to nonpayment of litigation									$ 7,000,000
Share price (in Dollars per share)																$ 1
Extension of maturity date							Dec. 31, 2023
Forecast [Member]
Subsequent Events [Line Items]
Principal amount														$ 500,000
Exchange Fees					$ 10,000,000
Junior secured note					$ 10,000,000
Annual interest rate					9.00%
Buyer shares issuable (in Shares)		2,000,000
Remaining outstanding shares (in Shares)		445,197						445,197
Ownership percentage								4.99%
Average price per share (in Dollars per share)				$ 27.29
Gross proceeds				$ 17,200,000
Net proceeds				16,700,000
Commissions and fees											$ 48,000
Proceeds program cost				$ 3,000,000
Storage fee							$ 25,000
Warrant issuance cost							3,000,000
Accrued interest							1,100,000
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock, authorized shares (in Shares)															5,000,000
Total authorized shares of stock (in Shares)															8,000,000
Modification expenses							250,000
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock, authorized shares (in Shares)															10,000,000
Total authorized shares of stock (in Shares)															13,000,000
Modification expenses							$ 500,000
Forecast [Member] | Warrant Issuance [Member]
Subsequent Events [Line Items]
Purchase shares of common stock (in Shares)							2,809,669
Exchange shares of common stock (in Shares)							375,629
Warrant to purchase shares (in Shares)							375,629
Forecast [Member] | Securities Exchange Agreement [Member]
Subsequent Events [Line Items]
Principal amount					$ 10,300,000
Forecast [Member] | ATM Program [Member]
Subsequent Events [Line Items]
Sale of shares (in Shares)				629,710
Commissions and fees				$ 516,000
Mr. Chang [Member]
Subsequent Events [Line Items]
Gross proceeds												$ 3,000,000
Warrant [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)												$ 4	$ 4
Warrant to purchase shares (in Shares)													1,530,001							1,360	4,141
Warrant [Member] | Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)			$ 3.45
Warrant [Member] | Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)			$ 13